Available-for-sale equity securities - Schedule (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)
Schedule of Available-for-sale Securities
Available-for-sale equity securities	$ 24,532	¥ 153,882	¥ 200,790
Listed equity securities
Schedule of Available-for-sale Securities
Available-for-sale equity securities	14,608	91,632	131,693
Listed equity securities | Life Corporation Limited - listed on Australian Securities Exchange
Schedule of Available-for-sale Securities
Available-for-sale equity securities			214
Listed equity securities | Cordlife Group Limited - listed on Singapore Exchange
Schedule of Available-for-sale Securities
Available-for-sale equity securities	14,608	91,632	131,479
Listed fund investment
Schedule of Available-for-sale Securities
Available-for-sale equity securities	$ 9,924	¥ 62,250	¥ 69,097